The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Emerging Markets Opportunity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 30, 2011 (Accession No. 0000950123-11-087839), which is incorporated herein by reference.